INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Weighted average useful lives of intangible assets
Intangible assets, amortization expenses	¥ 122,470	$ 17,756	¥ 94,751	¥ 72,690
Minimum [Member]
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	1 year	1 year
Maximum [Member]
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	48 years	48 years